Accrued Expenses	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following:

	June 30, 2019	June 30, 2018
Payroll accrual	$294,000	$166,000
PTO accrual	200,000	67,000
Warranty liability	361,000	158,000
Sales tax payable	2,000	-
Garnishments	1,000	-
Total Accrued expenses	$858,000	$391,000